Commitments, Guarantees and Contingencies - Lease Commitments, Contractual Commitments, and Letters of Credit (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Total future rental payments for the remainder of the operating leases	$ 1,082,000,000	$ 1,114,000,000
Contractual commitments outstanding	3,583,000,000	3,583,000,000
Maximum borrowing capacity	846,000,000	859,000,000
Letters of credit outstanding	$ 122,000,000	$ 214,000,000